Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
Note 15. Other Current Liabilities
Other current liabilities consists of the following:

(Amounts in millions)	December 31, 2022	December 31, 2021
Liabilities held for sale	$83	$—
Refunds payable to former members	45	34
Current portion of long-term debt (See Note 17)	22	29
Other current liabilities	22	15
Total other current liabilities	$172	$78